June 24, 2016

Supplement

SUPPLEMENT DATED JUNE 24, 2016 TO THE SUMMARY PROSPECTUS OF
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2016
(the "Fund")

The Class of the Fund is hereby redesignated as the "R Class."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DWGRSPT-0616